Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Taxes computed at federal statutory rate	$ 3,486	$ 9,722	$ 3,654
State and local income taxes - net of federal income tax benefit	(127)	294	85
Connecticut wireline sale	325	0	0
Loss of foreign tax credits in connection with America Movil sale	386	0	0
Other - net	(628)	(792)	(839)
Total	$ 3,442	$ 9,224	$ 2,900
Effective Tax Rate	34.60%	33.20%	27.80%
Statutory federal income tax rate	35.00%